Share-based Payments - Movements in Number of Restricted Share Units Dependent on Market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on market performance condition [member]
	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	198,990	203,990
Granted	0	0
Exercised	(123,345)	(5,000)
Forfeited	0	0
Lapsed	0	0
Ending balance	75,645	198,990	203,990
Exercisable	75,645
Weighted average fair value, Beginning balance	$ 13.09	$ 13.21
Granted	0
Exercised	12.62	14.30
Forfeited	0
Lapsed	0
Weighted average fair value, Ending balance	14.10	13.09	$ 13.21
Exercisable	14.10
Aggregate intrinsic value	5,480,000	$ 7,908,000	$ 10,867,000
Aggregate intrinsic value, exercisable	$ 5,480,000